ACQUISITIONS (Tables)	12 Months Ended
Mar. 31, 2015
iKang Shanghai Jianwei
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful lives
Net tangible assets:
Current assets	$39
Non-current assets	463
Deferred tax assets	274

Total	776

Intangible assets acquired:
Customer relationship	71	5.3 years
Operating license	32	1.4 years
Goodwill	396
Deferred tax liability	(26)

Total	473

Total consideration	$1,249

iKang Changchun
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful lives
Net tangible assets:
Current assets	$5
Non-current assets	307

Total	312

Intangible assets acquired:
Customer relationship	165	6.1 years
Favorable lease contract	21	5.1 years
Operating license	48	2.5 years
Goodwill	427
Deferred tax liability	(58)

Total	603

Total consideration	$915

iKang Guangzhou Wokang
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful lives
Net tangible assets:
Current assets	$117
Non-current assets	550
Current liabilities	(44)

Total	623

Intangible assets acquired:
Customer relationship	175	6.0 years
Favorable lease contract	1,074	9.8 years
Operating license	48	3.1 years
Goodwill	1,390
Deferred tax liability	(324)

Total	2,363

Total consideration	$2,986

Yuanhua
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful lives
Net tangible assets:
Current assets	$8,059
Non-current assets	1,150
Deferred tax assets	371
Current liabilities	(6,060)

Total	3,520

Intangible assets acquired:
Trade name	4,830
Customer relationship	6,307	5.0-7.4 years
Operating license	49	2.3 years
Contract backlog	49	0.9 years
Goodwill	15,654
Deferred tax liability	(2,809)

Total	24,080

Total consideration	$27,600

Nanjing Aoyang
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful life
Net tangible assets:
Current assets	$15
Non-current assets	3,314

Total	3,329

Intangible assets acquired:
Operating license	33	1.3 years
Goodwill	731
Deferred tax liability	(8)

Total	756

Total consideration	$4,085

Zhejiang Ailikang
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful lives
Net tangible assets:
Current assets	$2
Non-current assets	576
Current liabilities	(818)

Total	(240)

Intangible assets acquired:
Favorable lease contract	283	5.3 years
Operating license	83	2.7 years
Goodwill	1,628
Deferred tax liability	(91)

Total	1,903

Total consideration	$1,663

MediFast
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful lives
Net tangible assets:
Current assets	$1,944
Non-current assets	927
Current liabilities	(1,431)

Total	(1,440)

Intangible assets acquired:
Customer relationship	2,825	5.0-10.0 years
Non-compete agreement	451	3.0 years
Trade-name	374	Indefinite
Goodwill	5,332
Deferred tax liability	(619)

Total	8,363

Non-controlling interest	(1,690)

Total consideration	$8,113

Shanghai Huajian Management
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful lives
Net tangible assets:
Current assets	$4,738
Non-current assets	5,673
Current liabilities	(5,413)

Total	4,998

		Estimated
		useful lives
Intangible assets acquired:
Customer relationship	7,339	5.5 years
Trade name	4,371	Indefinite
Operating license	97	3.0 years
Goodwill	14,032
Deferred tax liability	(3,108)

Total	22,731

Total fair value of business acquired	$27,729

iKang Shenyang Hospital
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful life
Net tangible assets:
Non-current assets	$645

Total	645

Intangible assets acquired:
Operating license	110	4.0 years
Goodwill	982
Deferred tax liability	(101)

Total	991

Total consideration	$1,636

iKang Shenyang Ningshan Hospital
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful lives
Net tangible assets:
Non-current assets	$7

Total	7

Intangible assets acquired:
Favorable lease contract	554	2.8 years
Operating license	109	5.0 years
Goodwill	1,124
Deferred tax liability	(166)

Total	1,621

Total consideration	$1,628

Gold iKang Shenyang Hospital
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful lives
Net tangible assets:
Non-current assets	$2,832

Current liabilities	(55)

Total	2,777

Intangible assets acquired:
Customer relationship	210	5.0 years
Operating license	64	2.5 years
Goodwill	3,464
Deferred tax liability	(68)

Total	3,670

Total consideration	$6,447

iKang Tianjin Hedong Dongrun
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful lives
Net tangible assets:
Current assets	$141
Non-current assets	634
Current liabilities	(90)

Total	685

Intangible assets acquired:
Customer relationship	479	5.0 years
Operating license	48	1.4 years
Goodwill	2,099
Deferred tax liability	(279)

Total	2,347

Total consideration	$3,032

iKang Tianjin Hexi Fenghui
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful lives
Net tangible assets:
Current assets	$133
Non-current assets	356
Current liabilities	(3)

Total	486

Intangible assets acquired:
Customer relationship	415	5.0 years
Operating license	64	1.9 years
Goodwill	1,228
Deferred tax liability	(120)

Total	1,587

Total consideration	$2,073

WA Health Care
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful lives
Net tangible assets:
Current assets	$1,413
Non-current assets	5,459
Current liabilities	(3,006)

Total	3,866

Intangible assets acquired:
Customer relationship	2,472	3.0 years
Operating license	80	1.9-2.8 years
Goodwill	7,570
Deferred tax liability	(666)

Total	9,456

Non-controlling interest	(3,388)

Total consideration	$9,934

iKang Shanghai Jianwei, iKang Changchun, iKang Guangzhou Wokang, Yuanhua, Nanjing Aoyang, Zhejiang Ailikang and MediFast
Acquisitions
Summary of the unaudited pro forma information

	Years ended March 31,
	2013	2014
	(Unaudited)	(Unaudited)

Pro forma net revenue	$161,447	$215,104
Pro forma net income attributable to common shareholders of iKang Healthcare Group, Inc.	$12,818	$21,110

Yuanhua, Nanjing Aoyang, Zhejiang Ailikang, MediFast, Shanghai Huajian Management, iKang Shenyang Hospital, iKang Shenyang Ningshan Hospital, Gold iKang Shenyang Hospital, iKang Tianjin Hedong Dongrun, iKang Tianjin Hexi Fenghui and WA Health Care
Acquisitions
Summary of the unaudited pro forma information

	Years ended March 31,
	2014	2015
	(Unaudited)	(Unaudited)

Pro forma net revenue	$238,706	$305,493
Pro forma net income attributable to common shareholders of iKang Healthcare Group, Inc.	$18,387	$25,299